OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following is the segment information for the year ended December 31, 2011:

	Discontinued operations	Continuing operations
	Product Sales	Product Sales	Service Revenue	Unallocated	Total
	RMB	RMB	RMB	RMB	RMB
Net revenue
Segment revenue from external customers	3,540,252	14,149	—	—	3,554,401
Inter-segment revenue	—	—	11,861	—	11,861

	3,540,252	14,149	11,861	—	3,566,262

Income / (loss) from operations	115,818	(126,549)	(38,939)	(82,772)	(132,442)
Interest expense	(19,287)	(865)	—	—	(20,152)
Interest income	14,740	188	—	—	14,928

Earnings / (loss) before income taxes and extraordinary item	111,271	(127,226)	(38,939)	(82,772)	(137,666)

Income tax expense	12,870	(2,378)	1,061	—	11,553
Significant non-cash items:
– Depreciation and amortization	1,542	32,706	562	—	34,810
– Provision for inventory write-down	63	—	—	—	63
– Provision for doubtful accounts	139	2,186	—	—	2,325
– Share-based compensation cost	—	—	—	66,723	66,723
– Impairment loss of goodwill (note 8)	—	189,296	47,649	—	236,945

Segment assets	637,530	1,907,310	12,739	2,409	2,559,988

Total expenditures for additions to long-lived assets
– Property and equipment	1,409	8,523	103	—	10,035
– Intangible assets	—	98,527	—	—	98,527
– Goodwill	—	61,509	—	—	61,509

Schedule Of Revenue From External Customers By Products And Services [Table Text Block]
Revenues from external customers by product category are summarized as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Continuing operations
Net revenue
Product Sales
Digital media	—	—	—	—
Telecommunications equipment	27,913	168,973	—	—
Industrial Business	58,170	352,146	20,414	14,149
	86,083	521,119	20,414	14,149
Service Revenue	2,059	12,466	—	—
	88,142	533,585	20,414	14,149
Discontinued operations
Net revenue
Product Sales
Digital media	200,392	1,213,114	1,851,600	1,503,082
Telecommunications equipment	246,357	1,491,372	2,161,438	1,318,176
Industrial Business	97,827	592,214	857,197	718,994
	544,576	3,296,700	4,870,235	3,540,252

Total net revenue	632,718	3,830,285	4,890,649	3,554,401